Personnel Expense (Table)	12 Months Ended
Mar. 31, 2020
Personnel Expenses [Abstract]
Disclosure of Employee Related Expense Explanatory
	Years ended
	March 31,	March 31,
	2020	2019

Salaries and other short-term employee benefits	$17,245,401	$7,665,614
Severance	385,182	—
Share-based compensation	16,471,766	3,712,415
	$34,102,349	$11,378,029